Segment information - Revenue from Interest (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Geographical segments
Interest income	€ 26,904	€ 28,632
Spain
Geographical segments
Interest income	3,707	2,989
Outside of Spain
Geographical segments
Interest income	23,197	25,643
European Union (excluding Spain)
Geographical segments
Interest income	6,001	5,944
Other OECD countries
Geographical segments
Interest income	7,446	7,700
Rest of World
Geographical segments
Interest income	€ 9,750	€ 11,999